SHAREHOLDER ACCOUNTS                                                            CORPORATE OFFICES
  c/o Ultimus Fund                                                              3707 W. Maple Road
   Solutions, LLC                                                           Bloomfield Hills, MI 48301
   P.O. Box 46707                                                                 (248) 644-8500
Cincinnati, OH 45246                                                            Fax (248) 644-4250
   1-888-726-9331                       [AVE MARIA LOGO]

Dear Fellow Shareowner:

For the first 6 months of 2002, the Ave Maria Catholic Values Fund was up 4.2% while the S&P 500 was down 13.2%. This continues the favorable performance achieved since the May 1, 2001 inception of the Fund. The investment results have been gratifying, and the Fund's pro-life, pro-marriage and pro-family philosophy is resonating with Catholics and like-minded investors. The Fund now has over 650 shareholders in 39 states who have invested over $60 million.

QUALITY REDEFINED

During the bubble market, which featured tech mania, a company was thought to be high quality if it had a high estimated growth rate, an over-active PR department and an over-paid CEO who could hype his stock and inflate his options. Today, amid the scandals of Wall Street and boardroom excesses, investors are redefining quality. Now, high-quality companies are being defined by low debt, simple capital structures, conservative accounting practices, reasonable executive compensation, and real earnings. Corporate boards are tripping over themselves to avoid conflicts of interest and are firing CEOs with any taint of scandal. As time passes, investors will pay a premium for easy-to-understand companies, with straightforward and honest managements who are not overpaid. Fiduciary responsibility to shareholders is making a comeback and that's encouraging. Indeed, the bubble market is over and real investing is again the norm. This all plays to our strength as conservative value investors. The Ave Maria Catholic Values Fund is loaded with stocks of fine companies, which fit the above description and currently have cheap stock prices. Importantly, none of our portfolio holdings violate the core principles of the Catholic Church, as defined by our Catholic Advisory Board.

In the aftermath of 9-11, a 1957 quote by Ayn Rand seems eerily relevant as she described Soviet communism:

     "They do not want to own your fortune, they want you to lose it; they do not want to succeed, they want you to fail; they do not want to live, they want you to die; they desire nothing, they hate existence, and they keep running, each trying not to learn that the object of his hatred is himself...they are the essence of evil."

It couldn't apply more to the murderous fanatics who caused the 9-11 attack. Which brings to mind another point. Besides being pro-life, pro-marriage, and pro-family, the Ave Maria Catholic Values Fund is also a pro-American mutual fund. We proudly invest in US companies.

Effective June 30, 2002, Gregg Watkins, who had been the assigned portfolio manager of the Fund, resigned to start a new investment counsel firm. We wish him well. I have assumed day-to-day portfolio management of the Fund and there will be no changes in the operation or security-selection process.

On May 10, 2002, Bowie Kuhn and I appeared on EWTN-The World Over to discuss Catholic investing, as practiced by the Ave Maria Catholic Values Fund. The response from viewers has been tremendous, as inquiries have poured in from 50 states and four continents. A recurring question is, "Will our religious guidelines impede the investment performance of the Fund?" Clearly they have not and we don't expect them to in the future. In screening out companies, which violate core church teachings, we eliminate less than 10% of the companies in the universe of possible investment candidates. This leaves plenty of fine companies from which to choose, in building a diversified portfolio of stocks adhering to a low-risk value investment approach.

                               With Best Regards,

                         AVE MARIA CATHOLIC VALUES FUND

                             /s/ George P. Schwartz
                            George P. Schwartz, CFA
                                   President

July 23, 2002

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                  MARKET
  SHARES                           COMMON STOCK -- 96.3%                           VALUE
----------      ------------------------------------------------------------    -----------
                AEROSPACE/DEFENSE -- 4.3%
   100,000      Esterline Technologies Corporation*.........................    $ 2,270,000
     2,000      General Dynamics Corporation................................        212,700
     2,000      Northrop Grumman Corporation................................        250,000
                                                                                -----------
                                                                                  2,732,700
                                                                                -----------
                APPAREL & TEXTILES -- 2.4%
    40,000      Jones Apparel Group, Inc.*..................................      1,500,000
                                                                                -----------
                BUILDING MATERIALS & CONSTRUCTION -- 5.3%
   250,000      Champion Enterprises, Inc.*.................................      1,405,000
   150,000      Fleetwood Enterprises, Inc. ................................      1,305,000
     7,500      Pulte Homes, Inc. ..........................................        431,100
     7,500      Toll Brothers, Inc.*........................................        219,750
                                                                                -----------
                                                                                  3,360,850
                                                                                -----------
                BUSINESS & INDUSTRIAL PRODUCTS -- 3.0%
    15,500      3M Company..................................................      1,906,500
                                                                                -----------
                COMMUNICATION EQUIPMENT & SERVICES -- 8.6%
    35,000      Alltel Corporation..........................................      1,645,000
    35,000      CenturyTel, Inc. ...........................................      1,032,500
    50,000      Harris Corporation..........................................      1,817,500
    50,000      Plantronics, Inc.*..........................................        950,500
                                                                                -----------
                                                                                  5,445,500
                                                                                -----------
                CONSUMER PRODUCTS -- DURABLES -- 4.6%
    52,000      Brunswick Corporation.......................................      1,456,000
    50,000      Leggett & Platt, Inc. ......................................      1,170,000
    12,500      Monaco Coach Corporation*...................................        270,875
                                                                                -----------
                                                                                  2,896,875
                                                                                -----------

--------------------------------------------------------------------------------

                                                                                  MARKET
  SHARES                     COMMON STOCK -- 96.3% (CONTINUED)                     VALUE
----------      ------------------------------------------------------------    -----------
                CONSUMER PRODUCTS -- NONDURABLES -- 5.1%
    10,000      Coach, Inc.*................................................    $   549,000
    14,000      Fortune Brands, Inc. .......................................        783,160
    30,000      Kimberly-Clark Corporation..................................      1,860,000
                                                                                -----------
                                                                                  3,192,160
                                                                                -----------
                ELECTRONICS -- 1.7%
    45,000      Littelfuse, Inc.*...........................................      1,040,850
                                                                                -----------
                ENERGY & MINING -- 8.8%
    25,000      Anadarko Petroleum Corporation..............................      1,232,500
    50,000      Exxon Mobil Corporation.....................................      2,046,000
    25,000      Forest Oil Corporation*.....................................        707,750
    75,000      Input/Output, Inc.*.........................................        675,000
    40,000      Prima Energy Corporation*...................................        911,600
                                                                                -----------
                                                                                  5,572,850
                                                                                -----------
                ENVIRONMENTAL SERVICES -- 1.1%
    75,000      Layne Christensen Company*..................................        693,750
                                                                                -----------
                FINANCE -- BANKS & THRIFTS -- 7.5%
    38,500      BB&T Corporation............................................      1,486,100
    40,000      Charter One Financial, Inc. ................................      1,375,200
    20,000      Huntington Bancshares, Inc. ................................        388,400
    22,000      SunTrust Banks, Inc. .......................................      1,489,840
                                                                                -----------
                                                                                  4,739,540
                                                                                -----------
                FINANCE -- INSURANCE -- 0.8%
     7,500      American Physicians Capital, Inc.*..........................        138,442
    66,200      Unico American Corporation..................................        362,114
                                                                                -----------
                                                                                    500,556
                                                                                -----------
                FINANCE -- MISCELLANEOUS -- 3.7%
    25,000      Countrywide Credit Industries, Inc. ........................      1,206,250
    25,000      H&R Block, Inc. ............................................      1,153,750
                                                                                -----------
                                                                                  2,360,000
                                                                                -----------
                FOOD & TOBACCO -- 2.5%
    54,500      McDonalds Corporation.......................................      1,550,525
                                                                                -----------

--------------------------------------------------------------------------------

                                                                                  MARKET
  SHARES                     COMMON STOCK -- 96.3% (CONTINUED)                     VALUE
----------      ------------------------------------------------------------    -----------
                HEALTHCARE -- 7.8%
    25,000      Beckman Coulter, Inc. ......................................    $ 1,247,500
    40,000      Boston Scientific Corporation*..............................      1,172,800
    25,000      Invacare Corporation........................................        919,000
    70,000      Manor Care, Inc.*...........................................      1,610,000
                                                                                -----------
                                                                                  4,949,300
                                                                                -----------
                INDUSTRIAL PRODUCTS & SERVICES -- 14.5%
    36,000      AptarGroup, Inc. ...........................................      1,107,000
    15,000      Automatic Data Processing, Inc. ............................        653,250
    35,000      Dover Corporation...........................................      1,225,000
    10,000      Eaton Corporation...........................................        727,500
    50,000      Genuine Parts Company.......................................      1,743,500
    20,000      Pall Corporation............................................        415,000
     8,500      Simpson Manufacturing Company, Inc.*........................        485,605
    47,000      Snap-On, Inc. ..............................................      1,408,590
    25,000      Teleflex, Inc. .............................................      1,428,750
                                                                                -----------
                                                                                  9,194,195
                                                                                -----------
                PRINTING & PUBLISHING -- 0.9%
    15,000      Courier Corporation.........................................        599,400
                                                                                -----------
                REAL ESTATE -- 4.4%
    35,000      Health Care Property Investors, Inc. .......................      1,493,100
    45,000      Washington Real Estate Investment Trust.....................      1,300,050
                                                                                -----------
                                                                                  2,793,150
                                                                                -----------
                RETAIL -- 7.6%
    50,000      Brookstone, Inc.*...........................................        887,000
    30,000      Hibbett Sporting Goods, Inc.*...............................        762,000
    25,000      Men's Wearhouse, Inc. (The)*................................        637,500
    15,000      Ross Stores, Inc. ..........................................        611,250
    80,000      TJX Companies, Inc. (The)...................................      1,568,800
    20,000      Toys R Us, Inc.*............................................        349,400
                                                                                -----------
                                                                                  4,815,950
                                                                                -----------

--------------------------------------------------------------------------------

                                                                                  MARKET
  SHARES                     COMMON STOCK -- 96.3% (CONTINUED)                     VALUE
----------      ------------------------------------------------------------    -----------
                TECHNOLOGY -- 1.7%
   100,000      Cable Design Technology Corporation*........................    $ 1,075,000
                                                                                -----------
                TOTAL COMMON STOCK -- 96.3% (COST $59,506,463)..............    $60,919,651
                                                                                -----------
   FACE
  AMOUNT
----------
                REPURCHASE AGREEMENTS(1) -- 7.4%
$4,690,865      Fifth Third Bank, 1.47%, dated 06/28/02, due 07/01/02,
                repurchase proceeds: $4,691,440 (Cost $4,690,865)...........    $ 4,690,865
                                                                                -----------

                TOTAL INVESTMENTS -- 103.7% (COST $64,197,328)..............    $65,610,516

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.7%).............     (2,366,686)
                                                                                -----------

                NET ASSETS -- 100.0%........................................    $63,243,830
                                                                                ===========

 * Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost of $64,197,328) (Note 1)........      $65,610,516
Receivable for capital shares sold..........................          169,671
Receivable for investment securities sold...................           73,073
Dividends and interest receivable...........................           45,437
Other assets................................................           13,996
                                                                  -----------
       TOTAL ASSETS.........................................       65,912,693
                                                                  -----------
LIABILITIES
Payable for investment securities purchased.................        2,530,134
Accrued investment advisory fees (Note 2)...................           89,235
Accrued distribution fees (Note 2)..........................           12,994
Other accrued expenses......................................           36,500
                                                                  -----------
       TOTAL LIABILITIES....................................        2,668,863
                                                                  -----------
NET ASSETS..................................................      $63,243,830
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................      $60,978,517
Accumulated net investment loss.............................          (37,608)
Accumulated net realized gains from security transactions...          889,733
Net unrealized appreciation on investments..................        1,413,188
                                                                  -----------
NET ASSETS..................................................      $63,243,830
                                                                  ===========
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value).......................        5,782,427
                                                                  ===========
Net asset value, redemption price, and offering price per
  share(a)..................................................      $     10.94
                                                                  ===========

(a) Redemption price varies based on length of time held.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends and interest....................................      $  305,179
                                                                  ----------
EXPENSES
  Investment advisory fees (Note 2).........................         228,525
  Distribution fees (Note 2)................................          57,141
  Administration, accounting and transfer agent fees (Note
     2).....................................................          35,338
  Trustees' fees and expenses...............................          28,534
  Registration fees.........................................          17,221
  Advisory board fees and expenses..........................          12,621
  Legal and audit fees......................................          10,228
  Reports to shareholders...................................           7,654
  Custodian fees............................................           7,276
  Postage and supplies......................................           4,380
  Insurance expense.........................................           2,734
  Other expenses............................................           2,967
                                                                  ----------
       TOTAL EXPENSES.......................................         414,619
  Fees waived by the Adviser (Note 2).......................         (71,832)
                                                                  ----------
       NET EXPENSES.........................................         342,787
                                                                  ----------

NET INVESTMENT LOSS.........................................         (37,608)
                                                                  ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions.............         899,511
  Net change in unrealized appreciation/depreciation on
     investments............................................         393,376
                                                                  ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       1,292,887
                                                                  ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS..................      $1,255,279
                                                                  ==========

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED            PERIOD ENDED
                                                             JUNE 30, 2002     DECEMBER 31, 2001
                                                              (UNAUDITED)             (a)
                                                             -------------    --------------------
FROM OPERATIONS
  Net investment income (loss)...........................     $   (37,608)        $    36,889
  Net realized gains from security transactions..........         899,511              20,943
  Net change in unrealized appreciation/depreciation on
     investments.........................................         393,376           1,019,812
                                                              -----------         -----------
Net increase in net assets from operations...............       1,255,279           1,077,644
                                                              -----------         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income.............................              --             (36,889)
  From net realized gains on investments.................              --             (20,943)
  Distributions in excess of realized gains..............              --              (9,778)
                                                              -----------         -----------
Net decrease in net assets from distributions to
  shareholders...........................................              --             (67,610)
                                                              -----------         -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold..............................      38,360,274          23,627,011
  Reinvestment of distributions to shareholders..........              --              67,396
  Payments for shares redeemed...........................        (324,535)           (751,629)
                                                              -----------         -----------
Net increase in net assets from capital share
  transactions...........................................      38,035,739          22,942,778
                                                              -----------         -----------
TOTAL INCREASE IN NET ASSETS.............................      39,291,018          23,952,812
NET ASSETS
  Beginning of period....................................      23,952,812                  --
                                                              -----------         -----------
  End of period..........................................     $63,243,830         $23,952,812
                                                              ===========         ===========
ACCUMULATED NET INVESTMENT LOSS..........................     $   (37,608)        $        --
                                                              ===========         ===========
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold............................................       3,530,198           2,346,628
  Shares issued in reinvestment of distributions to
     shareholders........................................              --               6,423
  Shares redeemed........................................         (29,135)            (71,687)
                                                              -----------         -----------
  Net increase in shares outstanding.....................       3,501,063           2,281,364
  Shares outstanding, beginning of period................       2,281,364                  --
                                                              -----------         -----------
  Shares outstanding, end of period......................       5,782,427           2,281,364
                                                              ===========         ===========

(a) Represents the period from the commencement of operations (April 26, 2001) through December 31, 2001.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 2002          PERIOD ENDED
                                                               (UNAUDITED)       DECEMBER 31, 2001(a)
                                                              -------------      --------------------
Net asset value at beginning of period..................         $ 10.50               $ 10.00
                                                                 -------               -------
Income from investment operations:
  Net investment income (loss)..........................           (0.01)                 0.02
  Net realized and unrealized gains on investments......            0.45                  0.51
                                                                 -------               -------
       Total from investment operations.................            0.44                  0.53
                                                                 -------               -------
Less distributions:
  From net investment income............................              --                 (0.02)
  From net realized gains on investments................              --                 (0.01)
  In excess of net realized gains on investments........              --                 (0.00)
                                                                 -------               -------
       Total distributions..............................              --                 (0.03)
                                                                 -------               -------
Net asset value at end of period........................         $ 10.94               $ 10.50
                                                                 =======               =======
       Total return.....................................            4.2%(c)               5.3%(c)
                                                                 =======               =======
Ratios/Supplementary Data:
Ratio of net expenses to average net assets(b)..........           1.50%(d)              1.50%(d)
Ratio of net investment income (loss) to average net
  assets................................................          (0.16%)(d)             0.39%(d)
Portfolio turnover rate.................................             38%(d)                44%(d)
Net assets at end of period (000's).....................         $63,244               $23,953

(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.81%(d) and 2.09%(d) for the periods ended June 30, 2002 and December 31, 2001, respectively.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Ave Maria Catholic Values Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced the public offering of its shares on May 1, 2001. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation from equity investments in companies that operate in a way that is consistent with the core values and teachings of the Roman Catholic Church. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant accounting policies followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities that are quoted by NASDAQ are valued at the last reported sale price, or, if not traded on a particular day, at the mean between the closing bid and asked prices as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from accounting principles generally accepted in the United States of America (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Fund are officers of the Adviser, of Schwartz Fund Distributors, Inc., the Fund's principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.0% of its average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.5% annually of its average net assets. For the six months ended June 30, 2002, the total of such waivers was $71,832. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund.

The Fund has adopted a Shareholder Servicing Plan (the Plan), which allows the Fund to make payments to financial organizations for providing account administration and personal and account maintenance services to Fund shareholders. The annual service fee may not exceed .25% of the Fund's daily net assets. For the six months ended June 30, 2002, the total expenses incurred pursuant to the Plan were $57,141.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments, for the six months ended June 30, 2002, were $45,171,203 and $8,214,823, respectively.

4. FEDERAL INCOME TAXES

As of June 30, 2002, net unrealized appreciation of securities was $1,344,926 for federal income tax purposes of which $4,084,085 related to appreciated securities and $2,739,159 related to depreciated securities. The aggregate cost of investments at June 30, 2002 for federal income tax purposes was $64,265,590. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

AVE MARIA CATHOLIC VALUES FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, CPA, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa A. Minogue, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Thomas S. Monaghan
Paul R. Roney
Michael Novak
Thomas J. Sullivan
Phyllis S. Schlafly

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW
Washington, D.C. 20006

                                   AVE MARIA
                                CATHOLIC VALUES
                                      FUND
                                  A SERIES OF

                                    SCHWARTZ
                                INVESTMENT TRUST

                     [AVE MARIA CATHOLIC VALUES FUND LOGO]
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                            FOR THE SIX MONTHS ENDED

                                 JUNE 30, 2002

                              TICKER SYMBOL: AVEMX

  SHAREHOLDER ACCOUNTS                                                            CORPORATE OFFICES
    c/o Ultimus Fund                                                              3707 W. Maple Road
     Solutions, LLC                                                           Bloomfield Hills, MI 48301
     P.O. Box 46707                                                                 (248) 644-8500
  Cincinnati, OH 45246                                                            Fax (248) 644-4250
     1-888-726-0753                         [SCHWARTZ LOGO]

                              SCHWARTZ VALUE FUND

Dear Fellow Shareowner:

For the first six months of 2002, the Schwartz Value Fund had a total return of -0.3% vs. -5.2% for the Russell 2000, -13.2% for the S&P 500, and -24.9% for the
NASDAQ. It's been brutal for most segments of the stock market, and thankfully our Fund has been able to avoid the major corporate blowups, which have occurred with some regularity of late. Of course, the Schwartz Value Fund never participated in the wild speculation of the late 1990s. Consequently, we're not suffering with the unwinding of those excesses that have punished the popular averages so severely in the first half of 2002.

Our research indicates that the economy is in better shape than the stock market would indicate. GDP grew at roughly 1.1% in the second quarter, after an astounding 5.0% in the first quarter. The recent pick-up in manufacturing, the continued strength in housing, and the recent decline in the unemployment rate all suggest that the economic upturn will continue into 2003. Accordingly, the U.S. is not likely to experience a double-dip recession. Moderate economic growth in the second half of the year should underpin a rebound in corporate earnings. The aggressive cost cutting that has taken place over the last two years combined with an intense focus on improving productivity and revitalized demand, will result in significantly improved profit margins. After successive quarters of negative earnings surprises, investors' expectations are depressed. The next surprise could be unexpectedly good corporate earnings.

It is difficult to imagine the second half of 2002 producing as much anxiety for investors as the first six months. The threat of terrorism, accounting scandals, and earnings disappointments won't persist indefinitely and should recede in the months ahead. Regulators and the market itself, seem poised to purge the remaining financial and ethical excesses of the '90s, restoring investor confidence in Corporate America and Wall Street. There's a lot of room for improvement in investor psychology and a lot of upside potential for stocks generally and value stocks specifically. In the area of accounting frauds and corporate malfeasance, those activities carried the seeds of their own destruction. Corporate boards are now tripping over themselves to avoid conflicts of interest and are doing the right things for shareholders. Suddenly it's virtuous to have conservative accounting, easy to understand business models, low debt, honest managements who are not overpaid, and simple capital structures. Investors are increasingly demanding that companies have these features.

There will be another bull market, even though it may not look like it now, as investors are currently gripped with fear. Such periods of extreme uncertainty create extreme opportunities on which we are capitalizing every day by purchasing shares of great companies at bargain prices. That's value investing. The essence of value investing is buying a company at a discount to its real value and then getting internal earnings growth. Over time, the combination of the discount to real value being eliminated and the compounding of the internal earnings growth of the company, results in significant price appreciation.

Thanks for being a shareholder of the Schwartz Value Fund.

                               With best wishes,

                              SCHWARTZ VALUE FUND

                             /s/ George P. Schwartz
                            George P. Schwartz, CFA
                                   President
July 30, 2002

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

  SHARES                           COMMON STOCK -- 93.3%                             VALUE
----------      ------------------------------------------------------------      -----------
                AEROSPACE/DEFENSE -- 5.0%
    65,000      Esterline Technologies Corporation*.........................      $ 1,475,500
     7,000      General Dynamics Corporation................................          744,450
     3,000      Northrop Grumman Corporation................................          375,000
                                                                                  -----------
                                                                                    2,594,950
                                                                                  -----------
                APPAREL & TEXTILES -- 1.8%
    17,500      Jones Apparel Group, Inc.*..................................          656,250
     4,000      K-Swiss, Inc. -- Class A....................................          103,920
    15,000      Nautica Enterprises, Inc.*..................................          194,850
                                                                                  -----------
                                                                                      955,020
                                                                                  -----------
                BUILDING MATERIALS & CONSTRUCTION -- 8.1%
   250,000      Champion Enterprises, Inc.*.................................        1,405,000
   185,000      Crown Pacific Partners, L.P.*...............................          897,250
   200,000      Fleetwood Enterprises, Inc. ................................        1,740,000
     2,000      Pulte Homes, Inc. ..........................................          114,960
     3,000      Toll Brothers, Inc.*........................................           87,900
                                                                                  -----------
                                                                                    4,245,110
                                                                                  -----------
                BUSINESS SERVICES -- 5.0%
    11,200      ADVO, Inc.*.................................................          432,880
    15,000      Concord EFS, Inc.*..........................................          452,100
    43,200      Dwyer Group, Inc. (The)*....................................          178,416
     5,000      Kronos, Inc.*...............................................          152,445
   100,000      Navigant Consulting, Inc.*..................................          699,000
    50,000      Neogen Corporation*.........................................          680,195
                                                                                  -----------
                                                                                    2,595,036
                                                                                  -----------
                COMMUNICATION EQUIPMENT & SERVICES -- 7.0%
     5,000      CenturyTel, Inc. ...........................................          147,500
    17,500      Harris Corporation..........................................          636,125
   135,000      Hector Communications Corporation*..........................        1,620,000
    50,000      Plantronics, Inc.*..........................................          950,500
    20,000      Universal Electronics, Inc.*................................          299,200
                                                                                  -----------
                                                                                    3,653,325
                                                                                  -----------

--------------------------------------------------------------------------------

  SHARES                     COMMON STOCK -- 93.3% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                CONSUMER PRODUCTS -- DURABLES -- 4.2%
    10,000      Brunswick Corporation.......................................      $   280,000
    30,000      Craftmade International, Inc. ..............................          456,000
    10,000      Ethan Allen Interiors, Inc. ................................          352,600
    20,000      Leggett & Platt, Inc. ......................................          468,000
    30,000      Monaco Coach Corporation*...................................          650,100
                                                                                  -----------
                                                                                    2,206,700
                                                                                  -----------
                CONSUMER PRODUCTS -- NONDURABLES -- 4.4%
    10,000      Coach, Inc.*................................................          549,000
     4,000      Fortune Brands, Inc. .......................................          223,760
     4,000      Kimberly-Clark Corporation..................................          248,000
    57,000      Velcro Industries N.V. .....................................          571,425
    17,500      Weyco Group, Inc. ..........................................          699,650
                                                                                  -----------
                                                                                    2,291,835
                                                                                  -----------
                EDUCATION -- 1.5%
     7,500      DeVry, Inc.*................................................          171,300
    50,000      Nobel Learning Communities, Inc.*...........................          289,500
     5,000      Strayer Education, Inc. ....................................          318,000
                                                                                  -----------
                                                                                      778,800
                                                                                  -----------
                ELECTRONICS -- 0.4%
    25,000      Sparton Corporation*........................................          222,500
                                                                                  -----------
                ENERGY & MINING -- 10.0%
     5,000      Anadarko Petroleum Corporation..............................          246,500
    30,000      Diamond Offshore Drilling, Inc. ............................          855,000
    30,000      Forest Oil Corporation*.....................................          849,300
   125,000      Input/Output, Inc.*.........................................        1,125,000
    40,000      Patterson-UTI Energy, Inc.*.................................        1,129,200
    45,000      Prima Energy Corporation*...................................        1,025,550
                                                                                  -----------
                                                                                    5,230,550
                                                                                  -----------
                ENVIRONMENTAL SERVICES -- 3.6%
   200,000      Layne Christensen Company*..................................        1,850,000
                                                                                  -----------
                FINANCE -- BANKS & THRIFTS -- 2.6%
    12,500      Huntington Bancshares, Inc. ................................          242,750
    30,000      Washington Mutual, Inc. ....................................        1,113,300
                                                                                  -----------
                                                                                    1,356,050
                                                                                  -----------

--------------------------------------------------------------------------------

  SHARES                     COMMON STOCK -- 93.3% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                FINANCE -- INSURANCE -- 1.3%
     7,500      American Physicians Capital, Inc.*..........................      $   138,443
   100,000      Unico American Corporation..................................          547,000
                                                                                  -----------
                                                                                      685,443
                                                                                  -----------
                FINANCE -- MISCELLANEOUS -- 1.8%
    10,000      Countrywide Credit Industries, Inc. ........................          482,500
    10,000      H&R Block, Inc. ............................................          461,500
                                                                                  -----------
                                                                                      944,000
                                                                                  -----------
                HEALTHCARE -- 4.8%
    80,000      Manor Care, Inc.*...........................................        1,840,000
     5,000      NDCHealth Corporation.......................................          139,500
    15,000      STERIS Corporation*.........................................          283,200
    25,000      Theragenics Corporation*....................................          210,750
                                                                                  -----------
                                                                                    2,473,450
                                                                                  -----------
                HOLDING COMPANIES -- 2.6%
    50,000      PICO Holdings, Inc.*........................................          828,500
    20,000      Waters Corporation*.........................................          534,000
                                                                                  -----------
                                                                                    1,362,500
                                                                                  -----------
                INDUSTRIAL PRODUCTS & SERVICES -- 5.1%
    20,000      AptarGroup, Inc. ...........................................          615,000
   100,000      Capstone Turbine Corporation*...............................          166,000
    10,000      Dover Corporation...........................................          350,000
    37,500      Maritrans, Inc. ............................................          511,875
     7,500      Simpson Manufacturing Company, Inc.*........................          428,475
    20,000      Snap-on, Inc. ..............................................          599,400
                                                                                  -----------
                                                                                    2,670,750
                                                                                  -----------
                INFORMATION TECHNOLOGY -- 2.0%
    10,000      Network Associates, Inc.*...................................          192,700
    10,000      Quality Systems, Inc.*......................................          168,500
    70,000      Rainbow Technologies, Inc.*.................................          344,400
    20,000      SPSS, Inc.*.................................................          310,800
                                                                                  -----------
                                                                                    1,016,400
                                                                                  -----------
                PRINTING & PUBLISHING -- 1.5%
    20,000      Courier Corporation.........................................          799,200
                                                                                  -----------

--------------------------------------------------------------------------------

  SHARES                     COMMON STOCK -- 93.3% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                REAL ESTATE -- 6.4%
    50,000      Health Care Property Investors, Inc. .......................      $ 2,133,000
    16,499      I. Gordon Realty Corporation*...............................          194,894
    35,000      Washington Real Estate Investment Trust.....................        1,011,150
                                                                                  -----------
                                                                                    3,339,044
                                                                                  -----------
                RETAIL -- 12.2%
   100,000      Brookstone, Inc.*...........................................        1,774,000
    40,000      Hibbett Sporting Goods, Inc.*...............................        1,016,000
     7,500      Payless ShoeSource, Inc.*...................................          432,375
    30,000      Ross Stores, Inc. ..........................................        1,222,500
    25,000      Ryan's Family Steak Houses, Inc.*...........................          330,250
    45,000      TJX Companies, Inc. ........................................          882,450
    10,000      Tractor Supply Company*.....................................          709,900
                                                                                  -----------
                                                                                    6,367,475
                                                                                  -----------
                TECHNOLOGY -- 1.0%
    50,000      Cable Design Technologies Corporation*......................          537,500
                                                                                  -----------
                TRANSPORTATION -- 1.0%
   269,600      Morgan Group, Inc. (The) -- Class A.........................          485,280
                                                                                  -----------
                TOTAL COMMON STOCK -- 93.3% (COST -- $42,307,359)...........      $48,660,918
                                                                                  -----------
                PREFERRED STOCK -- 0.4% (COST -- $217,561)
     5,000      Allen Group, Inc., 7.75%, convertible until 02/15/14........      $   178,250
                                                                                  -----------
                OPEN-END FUNDS -- 0.0% (COST -- $4,996)
        40      Sequoia Fund................................................      $     5,143
                                                                                  -----------
   FACE
  AMOUNT
----------
                REPURCHASE AGREEMENTS(1) -- 6.5% (COST $3,363,345)
$3,363,345      Fifth Third Bank, 1.47%, dated 06/28/01, due 07/01/02,
                repurchase proceeds: $3,363,757.............................      $ 3,363,345
                                                                                  -----------

                TOTAL INVESTMENTS -- 100.2% (COST $45,893,261)..............      $52,207,656

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).............          (84,584)
                                                                                  -----------

                NET ASSETS -- 100.0%........................................      $52,123,072
                                                                                  ===========

 * Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost of $45,893,261) (Note 1)........      $52,207,656
Cash........................................................            4,673
Receivable for securities sold..............................          166,120
Receivable for capital shares sold..........................          139,955
Dividends and interest receivable...........................           16,372
Other assets................................................           14,381
                                                                  -----------
       TOTAL ASSETS.........................................       52,549,157
                                                                  -----------
LIABILITIES
Payable for securities purchased............................          202,128
Payable for capital shares redeemed.........................            2,900
Accrued investment advisory fees (Note 2)...................          194,080
Other accrued expenses and liabilities......................           26,977
                                                                  -----------
       TOTAL LIABILITIES....................................          426,085
                                                                  -----------
NET ASSETS..................................................      $52,123,072
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................      $41,379,740
Accumulated net investment loss.............................         (268,659)
Accumulated net realized gains from security transactions...        4,697,596
Net unrealized appreciation on investments..................        6,314,395
                                                                  -----------
NET ASSETS..................................................      $52,123,072
                                                                  ===========
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value).......................        2,202,852
                                                                  ===========
Net asset value, redemption price, and offering price per
  share(a)..................................................      $     23.66
                                                                  ===========

---------------------
(a) Redemption price varies on length of time held.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends and interest....................................      $   223,178
                                                                  -----------

EXPENSES
  Investment advisory fees (Note 2).........................          373,413
  Administration, accounting and transfer agent fees (Note
     2).....................................................           37,461
  Trustees' fees and expenses...............................           20,892
  Legal and audit fees......................................           16,231
  Reports to shareholders...................................           12,934
  Registration fees.........................................            8,750
  Insurance expense.........................................            7,991
  Custodian fees............................................            4,807
  Postage and supplies......................................            3,392
  Other expenses............................................            5,966
                                                                  -----------
       TOTAL EXPENSES.......................................          491,837
                                                                  -----------

NET INVESTMENT LOSS.........................................         (268,659)
                                                                  -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions.............        4,704,198
  Net change in unrealized appreciation/depreciation on
     investments............................................       (4,826,131)
                                                                  -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS...........         (121,933)
                                                                  -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS..................      $  (390,592)
                                                                  ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                             JUNE 30, 2002           YEAR ENDED
                                                              (UNAUDITED)         DECEMBER 31, 2001
                                                            ----------------      -----------------
FROM OPERATIONS
  Net investment loss.................................        $   (268,659)          $  (254,637)
  Net realized gains from security transactions.......           4,704,198             5,283,004
  Net change in unrealized appreciation/depreciation
     on investments...................................          (4,826,131)            5,412,312
                                                              ------------           -----------
Net increase (decrease) in net assets from
  operations..........................................            (390,592)           10,440,679
                                                              ------------           -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments..............                  --            (4,985,794)
  Distributions in excess of realized gains...........                  --                (6,602)
                                                              ------------           -----------
Net decrease in net assets from distributions to
  shareholders........................................                  --            (4,992,396)
                                                              ------------           -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold...........................          28,845,530            13,668,362
  Reinvestment of distributions to shareholders.......                  --             4,560,029
  Payments for shares redeemed........................         (26,363,314)           (9,594,624)
                                                              ------------           -----------
Net increase in net assets from capital share
  transactions........................................           2,482,216             8,633,767
                                                              ------------           -----------
TOTAL INCREASE IN NET ASSETS..........................           2,091,624            14,082,050
NET ASSETS
  Beginning of period.................................          50,031,448            35,949,398
                                                              ------------           -----------
  End of period.......................................        $ 52,123,072           $50,031,448
                                                              ============           ===========
ACCUMULATED NET INVESTMENT LOSS.......................        $   (268,659)          $        --
                                                              ============           ===========
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold.........................................           1,174,155               567,511
  Shares issued in reinvestment of distributions to
     shareholders.....................................                  --               192,082
  Shares redeemed.....................................          (1,078,385)             (395,582)
                                                              ------------           -----------
  Net increase in shares outstanding..................              95,770               364,011
  Shares outstanding, beginning of period.............           2,107,082             1,743,071
                                                              ------------           -----------
  Shares outstanding, end of period...................           2,202,852             2,107,082
                                                              ============           ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------

                                     SIX MONTHS          YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                    JUNE 30, 2002      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                     (UNAUDITED)         2001          2000          1999          1998          1997
                                    -------------      --------      --------      --------      --------      --------
Net asset value at beginning of
  period..........................     $ 23.74         $ 20.62       $ 19.74       $ 21.50       $ 23.99       $ 21.19
                                       -------         -------       -------       -------       -------       -------
Income (loss) from investment
  operations:
  Net investment income (loss)....       (0.12)          (0.12)        (0.01)        (0.15)        (0.09)         0.06
  Net realized and unrealized
    gains (losses) on
    investments...................        0.04            5.91          1.84         (0.38)        (2.40)         5.88
                                       -------         -------       -------       -------       -------       -------
      Total from investment
         operations...............       (0.08)           5.79          1.83         (0.53)        (2.49)         5.94
                                       -------         -------       -------       -------       -------       -------
Less distributions:
  From net investment income......          --              --            --            --            --         (0.06)
  From net realized gains on
    investments...................          --           (2.67)        (0.92)        (1.05)           --         (3.03)
  In excess of net realized gains
    on investments................          --           (0.00)        (0.03)        (0.18)           --         (0.05)
                                       -------         -------       -------       -------       -------       -------
      Total distributions.........          --           (2.67)        (0.95)        (1.23)           --         (3.14)
                                       -------         -------       -------       -------       -------       -------
Net asset value at end of
  period..........................     $ 23.66         $ 23.74       $ 20.62       $ 19.74       $ 21.50       $ 23.99
                                       =======         =======       =======       =======       =======       =======
Total return......................        (0.3)%(a)       28.1%          9.3%         (2.5)%       (10.4)%        28.0%
                                       =======         =======       =======       =======       =======       =======
Ratios/Supplementary Data:
Ratio of expenses to average net
  assets..........................        1.98%(b)        2.04%         2.10%         2.05%         1.94%         1.91%
Ratio of net investment income
  (loss) to average net assets....       (1.08)%(b)      (0.62)%       (0.06)%       (0.61)%       (0.39)%        0.24%
Portfolio turnover rate...........          97%(b)         103%           70%           59%           54%           47%
Net assets at end of period
  (000's).........................     $52,123         $50,031       $35,949       $41,672       $62,697       $69,967

---------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that effective April 1, 2002, shares of the Fund are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant accounting policies followed by the
Fund:

     (A) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are valued, or, if not traded on a particular day, at the closing bid price. Securities that are quoted by NASDAQ are valued at the last reported sale price, or, if not traded on a particular day, at the mean between the closing bid and asked prices as reported by NASDAQ. Securities traded in the over-the-counter market, not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (B) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from accounting principles generally accepted in the United States of America (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

     (C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (D) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (E) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (F) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Fund are officers of the Adviser, or of Schwartz Fund Distributors, Inc. (the Distributor), the Fund's principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of the average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of the average daily net assets, subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments for the six months ended June 30, 2002 were $25,617,810 and $22,705,985, respectively.

4. FEDERAL INCOME TAXES

As of June 30, 2002, net unrealized appreciation of securities was $6,288,339 for federal income tax purposes of which $8,730,996 related to appreciated securities and $2,442,657 related to depreciated securities. The aggregate cost of investments at June 30, 2002 for federal income tax purposes was $45,919,317. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, CPA, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa A. Minogue, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW
Washington, D.C. 20006

                                    SCHWARTZ
                                   VALUE FUND
                                  A SERIES OF

                                    SCHWARTZ
                                INVESTMENT TRUST

                                [SCHWARTZ LOGO]
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                            FOR THE SIX MONTHS ENDED

                                 JUNE 30, 2002

                              TICKER SYMBOL: RCMFX